                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York            February 14, 2001
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                      0
                                            ---------------------------

Form 13F  Information Table Entry Total:               95
                                            ---------------------------

Form 13F  Information Table Value Total:    $ 206,119,884
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]

         No.             Form 13F File Number            Name
         ---             --------------------            ----







         [Repeat as necessary.]

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                          Period Ended: March 31, 2001

                                                                              Item 6:                          Item 8:
                                                                       Investment Discretion               Voting Authority
    Item 1:      Item 2:   Item 3:     Item 4:     Item 5:                    (b)             Item 7:              (b)
                  Title     SEDOL/      Fair       SHARES                    Shared    (c)                        Shared
                   of       CUSIP      Market       PRN     SH   PUT/  (a)     As     Shared                        As     (c)
Name of Issuer    Class     Number      Value      Amount   PRN  CALL  Sole  Defined   Other  Manager   (a) Sole  Defined  None
-------------------------------------------------------------------------------------------------------------------------------
AFLAC INC          COM    001055102  $2,875,176    104,400  SH                  x                1       104,400
AMDOCS LTD         COM      2256908  $4,651,090     97,100  SH                  x                1        97,100
AOL TIME WARNER    COM    00184A105  $2,808,894     69,960  SH                  x                1        69,960
APEX SILVER
 MINES LTD         COM      2121556  $4,772,020    599,500  SH                  x                1       599,500
APEX SILVER
 MINES-WTS         WTS      2121556    $108,330    361,100  SH                  x                1       361,100
APPLIED
 MATERIALS INC     COM    038222105  $2,092,350     48,100  SH                  x                1        48,100
AXA                COM      4026927  $5,158,215     46,600  SH                  x                1        46,600
BANK OF NEW
 YORK CO INC       COM    064057102  $4,032,756     81,900  SH                  x                1        81,900
BEBE STORES INC    COM    075571109  $4,190,475    189,400  SH                  x                1       189,400
BED BATH &
 BEYOND INC        COM    075896100  $3,382,256    137,700  SH                  x                1       137,700
BJ SERVICES CO     COM    055482103  $4,663,600     65,500  SH                  x                1        65,500
BRISTOL-MYERS
 SQUIBB CO         COM    110122108  $5,239,080     88,200  SH                  x                1        88,200
BROCADE
 COMMUNICATIONS
 SYS               COM    111621108  $1,278,468     61,200  SH                  x                1        61,200
CALPINE
 CORPORATION       COM    131347106  $4,884,709     88,700  SH                  x                1        88,700
CERUS CORP         COM    157085101    $922,213     20,900  SH                  x                1        20,900
CHINA MOBILE
 LTD/HK            COM      6073556  $4,160,413    946,000  SH                  x                1       946,000
CIENA CORP         COM    171779101  $1,811,950     43,400  SH                  x                1        43,400
CISCO SYSTEMS
 INC               COM    17275R102    $751,094     47,500  SH                  x                1        47,500
CITIGROUP INC      COM    172967101  $4,585,711    101,950  SH                  x                1       101,950
COLGATE-
 PALMOLIVE CO      COM    194162103  $3,547,692     64,200  SH                  x                1        64,200
CONOCO INC-CL A    COM    208251306  $2,697,600     96,000  SH                  x                1        96,000
DELL COMPUTER
 CORP              COM    247025109  $3,778,631    147,100  SH                  x                1       147,100
DOLLAR TREE
 STORES INC        COM    256747106  $1,458,406     75,700  SH                  x                1        75,700
EMC CORP/MASS      COM    268648102  $1,605,240     54,600  SH                  x                1        54,600
ESPRIT HOLDINGS
 LIMITED           COM      6321642  $7,303,625  6,547,400  SH                  x                1     6,547,400
GEMSTAR-TV
 GUIDE INTL INC    COM    36866W106  $1,492,125     51,900  SH                  x                1        51,900
GENERAL
 DYNAMICS CORP     COM    369550108  $5,125,858     81,700  SH                  x                1        81,700
GLOBAL TECH
 (HOLDINGS) LTD    COM      6148863  $3,637,200  4,502,600  SH                  x                1     4,502,600
GOLDMAN SACHS
 GROUP INC         COM    38141G104  $3,259,330     38,300  SH                  x                1        38,300
HANG SENG BANK     COM      6408374  $2,694,402    232,200  SH                  x                1       232,200
HUTCHISON
 WHAMPOA           COM      6448068  $6,496,536    621,690  SH                  x                1       621,690
INTL BUSINESS
 MACHINES CORP     COM    459200101  $6,751,836     70,200  SH                  x                1        70,200
ING GROEP N.V.
 -SPONSORED ADR    ADR    456837103  $5,848,966     89,900  SH                  x                1        89,900
INHALE
 THERAPEUTIC
 SYS INC           COM    457191104  $1,583,888     74,100  SH                  x                1        74,100
JOHNSON
 ELECTRIC HLDGS    COM      6281939  $6,400,301  4,025,600  SH                  x                1     4,025,600

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                          Period Ended: March 31, 2001

                                                                              Item 6:                          Item 8:
                                                                       Investment Discretion               Voting Authority
    Item 1:      Item 2:   Item 3:     Item 4:     Item 5:                    (b)             Item 7:              (b)
                  Title     SEDOL/      Fair       SHARES                    Shared    (c)                        Shared
                   of       CUSIP      Market       PRN     SH   PUT/  (a)     As     Shared                        As     (c)
Name of Issuer    Class     Number      Value      Amount   PRN  CALL  Sole  Defined   Other  Manager   (a) Sole  Defined  None
-------------------------------------------------------------------------------------------------------------------------------

JULIUS BAER
 HOLDING AG-B      COM      4116958  $7,762,463      1,744  SH                  x                1         1,744
JUNIPER
 NETWORKS INC      COM    48203R104  $1,237,496     32,600  SH                  x                1        32,600
KIMBERLY-CLARK
 CORP              COM    494368103  $5,012,637     73,900  SH                  x                1        73,900
KOHLS CORP         COM    500255104  $5,231,312     84,800  SH                  x                1        84,800
LEHMAN BROTHERS
 HOLDINGS INC      COM    524908100  $3,693,030     58,900  SH                  x                1        58,900
LI & FUNG LTD      COM      6286257  $6,517,630  4,183,600  SH                  x                1     4,183,600
MCDATA
 CORPORATION-A     COM    580031201     $10,891        577  SH                  x                1           577
MERRILL LYNCH
 & CO              COM    590188108  $2,166,140     39,100  SH                  x                1        39,100
MICRON
 ELECTRONICS
 INC               COM    595100108  $3,758,465     90,500  SH                  x                1        90,500
MINNESOTA
 MINING &
 MFG CO            COM    604059105  $3,968,980     38,200  SH                  x                1        38,200
NABORS
 INDUSTRIES INC    COM    629568106  $5,020,497     96,846  SH                  x                1        96,846
NEUBERGER
 BERMAN INC        COM    641234109  $4,311,153     69,300  SH                  x                1        69,300
NOKIA CORP
 -SPON ADR         ADR    654902204  $2,570,400    107,100  SH                  x                1       107,100
NORTHROP
 GRUMMAN CORP      COM    666807102  $3,227,700     37,100  SH                  x                1        37,100
NOVELLUS
 SYSTEMS INC       COM    670008101  $3,573,556     88,100  SH                  x                1        88,100
NTL
 INCORPORATED      COM    629407107  $4,239,183    168,556  SH                  x                1       168,556
NTT DOCOMO INC     COM      6129277  $3,809,724     43,800  SH                  x                1        43,800
OMI CORP - NEW     COM      2256469  $3,752,568    579,100  SH                  x                1       579,100
ON2.COM INC        COM    68338A107    $184,586    302,600  SH                  x                1       302,600
PEOPLESOFT INC     COM    712713106  $3,234,375    138,000  SH                  x                1       138,000
PFIZER INC         COM    717081103  $8,079,435    197,300  SH                  x                1       197,300
THE PMI GROUP
 INC               COM    69344M101  $2,508,228     38,600  SH                  x                1        38,600
PRECISION
 CASTPARTS CORP    COM    740189105  $2,670,440     80,800  SH                  x                1        80,800
PROVIDIAN
 FINANCIAL CORP    COM    74406A102  $2,957,715     60,300  SH                  x                1        60,300
REDIFF.COM
 INDIA LIMITED
 -ADR              ADR    757479100  $1,388,263    472,600  SH                  x                1       472,600
SAMSUNG
 ELECTRONICS       COM      6771720  $3,225,326     20,670  SH                  x                1        20,670
SAP AG-
 SPONSORED ADR     ADR    803054204  $3,177,304    109,600  SH                  x                1       109,600
SERENA
 SOFTWARE INC      COM    817492101    $947,175    103,800  SH                  x                1       103,800
STANLEY WORKS      COM    854616109  $3,390,555    102,900  SH                  x                1       102,900
SYNTROLEUM CORP    COM    871630109  $4,560,806    315,900  SH                  x                1       315,900
TALBOTS INC        COM    874161102  $3,538,584     83,300  SH                  x                1        83,300
TEXAS
 INSTRUMENTS
 INC               COM    882508104  $2,063,268     66,600  SH                  x                1        66,600
TIFFANY & CO       COM    886547108  $2,291,725     84,100  SH                  x                1        84,100
TITAN PHARMA-
 CEUTICALS INC     COM    888314101  $1,562,880     70,400  SH                  x                1        70,400
TYCO
 INTERNATIONAL
 LTD               COM    902124106  $2,888,153     66,809  SH                  x                1        66,809

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                          Period Ended: March 31, 2001

                                                                              Item 6:                          Item 8:
                                                                       Investment Discretion               Voting Authority
    Item 1:      Item 2:   Item 3:     Item 4:     Item 5:                    (b)             Item 7:              (b)
                  Title     SEDOL/      Fair       SHARES                    Shared    (c)                        Shared
                   of       CUSIP      Market       PRN     SH   PUT/  (a)     As     Shared                        As     (c)
Name of Issuer    Class     Number      Value      Amount   PRN  CALL  Sole  Defined   Other  Manager   (a) Sole  Defined  None
-------------------------------------------------------------------------------------------------------------------------------

UNITED
 TECHNOLOGIES
 CORP              COM    913017109  $8,004,360    109,200  SH                  x                1       109,200
VODAFONE GROUP
 PLC-SP ADR        ADR    92857W100  $2,007,498     73,941  SH                  x                1        73,941
WADDELL & REED
 FINANCIAL-A       COM    930059100  $1,655,640     58,400  SH                  x                1        58,400
WAL-MART STORES
 INC               COM    931142103  $5,272,200    104,400  SH                  x                1       104,400
XL CAPITAL LTD
 -CLASS A          COM      2283401  $3,240,582     42,600  SH                  x                1        42,600

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.

COMPAQ COMPUTER
 CORP              COM    204493100    $320,000      4,000        (p)           x                1       x
GOODYEAR TIRE &
 RUBBER CO         COM    382550101     $30,000      3,000        (p)           x                1       x
TIFFANY & CO       COM    886547108    $407,500        500        (p)           x                1       x
ALCOA INC          COM    013817101    $714,000      3,400        (c)           x                1
AMERICAN HOME
 PRODUCTS CORP     COM    026609107    $153,000        900        (c)           x                1
BED BATH &
 BEYOND INC        COM    075896100  $1,843,750      5,000        (c)           x                1
BANK OF NEW
 YORK CO INC       COM    064057102     $20,313        625        (c)           x                1
CHARTER
 COMMUNICATIONS
 INC-A             COM    16117M107  $1,950,000      6,000        (c)           x                1
DELL COMPUTER
 CORP              COM    247025109  $2,053,080      9,000        (c)           x                1
DOLLAR TREE
 STORES INC        COM    256747106     $18,750      3,000        (c)           x                1
EBAY INC           COM    278642103     $97,500      1,300        (c)           x                1
ERICSSON (LM)
 TEL-SP ADR        ADR    294821400     $12,480      4,000        (c)           x                1
CORNING INC        COM    219350105    $167,500      1,000        (c)           x                1
HOME DEPOT INC     COM    437076102  $1,425,000      6,000        (c)           x                1
HOUSEHOLD
 INTERNATIONAL
 INC               COM    441815107  $1,794,500      4,850        (c)           x                1
NASDAQ-100
 INDEX TRCKNG
 STCK              COM    631100104    $825,000      6,000        (c)           x                1
SYMBOL
 TECHNOLOGIES
 INC               COM    871508107    $134,375      1,250        (c)           x                1
SUN
 MICROSYSTEMS
 INC               COM    866810104    $365,000      2,000        (c)           x                1
TAIWAN
 SEMICONDUCTOR
 -SP ADR           ADR    874039100    $705,000      6,000        (c)           x                1
WAL-MART STORES
 INC               COM    931142103    $712,500      3,000        (c)           x                1